EXPENSE CLASSIFICATION (Tables)	12 Months Ended
Dec. 31, 2025
Expense Classification
SCHEDULE OF GENERAL AND ADMINISTRATION EXPENSES

The following table details the amount of total compensation costs included in production and operating expenses and general and administrative expenses on the statements of operations:

	Year Ended December 31,
	2025	2024

Production and operating expenses	$1	$16
General and administrative expenses	$2,018	1,838
Total employee compensation costs	$2,019	$1,854